Equity (Schedule of Outstanding Common Shares) (Details) $ in Thousands		1 Months Ended									12 Months Ended
	Feb. 10, 2020 shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) Vote shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure Of Share capital [Line Items]
Number of shares issued		57,621,998					60,238,026				57,621,998	60,238,026
Treasury Stock Purchased, Shares	(316,445)										(2,743,722)	(960,454)	(101,986)
Number of shares outstanding		57,600,000					60,200,000				57,600,000	60,200,000	61,000,000.0
Issued capital | $		$ 58					$ 60				$ 58	$ 60	$ 61
Common Shares, Number Of Votes | Vote											1
Stock awards One [Member]
Disclosure Of Share capital [Line Items]
Date of common shares movement				Jul. 01, 2022						May 01, 2021
Number of shares issued				100,000						200,000
Number of shares outstanding				59,600,000						61,200,000
Issued capital | $				$ 60						$ 61
Buyback program [Member]
Disclosure Of Share capital [Line Items]
Date of common shares movement		Dec. 01, 2022	Sep. 01, 2022		Jun. 01, 2022	Mar. 01, 2022	Dec. 01, 2021	Sep. 01, 2021	Jun. 01, 2021
Treasury Stock Purchased, Shares		(900,000)	(1,100,000)		(500,000)	(200,000)	(500,000)	(400,000)	(100,000)
Number of shares outstanding		57,600,000	58,500,000		59,500,000	60,000,000.0	60,200,000	60,700,000	61,100,000		57,600,000	60,200,000
Issued capital | $		$ 58	$ 59		$ 60	$ 60	$ 60	$ 61	$ 61		$ 58	$ 60